UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds
(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532
(Address of principal executive offices)             (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: Renee M. Hardt Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Reports for the period 01/01/26 through 06/30/26 is filed herewith.

Oberweis Micro-Cap Fund Investor Class | Ticker: OBMCX Semi-Annual Report | June 30, 2026

This semi-annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OBMCX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Micro-Cap Fund - Investor Class	$91	1.44%

How has the Fund performed?   (As of June 30, 2026)
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBMCX	78.14	20.81	22.48
Russell Microcap Growth Index	51.30	3.30	10.79
S&P 500 Index	22.32	13.41	15.51

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,614,651,284	73	31%	$5,777,862

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)
Equities	95.5
Other Assets in excess Liabilities	4.5

What did the Fund invest in?   (as of June 30, 2026) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Silicon Motion Technology Corp. ADS	6.3
Ultra Clean Hldgs., Inc.	5.5
Applied Optoelectronics, Inc.	4.9
Powell Industries, Inc.	3.1
Diodes, Inc.	2.7
Rush Street Interactive, Inc.	2.7
Blue Bird Corp.	2.5
Camtek Ltd.	2.5
MaxLinear, Inc.	2.4
American Superconductor Corp.	2.4

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	22.8
Electronic Equipment, Instruments & Components	8.3
Electrical Equipment	6.5
Pharmaceuticals	5.5
Machinery	5.0
Communications Equipment	4.9
Healthcare Equipment & Supplies	4.6
Hotels, Restaurants & Leisure	3.4
Aerospace & Defense	3.1
Consumer Finance	3.1

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Micro-Cap Fund Institutional Class | Ticker: OMCIX Semi-Annual Report | June 30, 2026

This semi-annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OMCIX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were the Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Micro-Cap Fund - Institutional Class	$7,554	1.19%

How has the Fund performed?   (As of June 30, 2026)
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OMCIX	78.57	21.12	22.78[1]
Russell Microcap Growth Index	51.30	3.30	10.79
S&P 500 Index	22.32	13.41	15.51

1       The share class OMCIX began on May 1, 2017, returns for prior periods represent synthetic returns.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,614,651,284	73	31%	$5,777,862

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)
Equities	95.5
Other Assets in excess Liabilities	4.5

What did the Fund invest in?   (as of June 30, 2026) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Silicon Motion Technology Corp. ADS	6.3
Ultra Clean Hldgs., Inc.	5.5
Applied Optoelectronics, Inc.	4.9
Powell Industries, Inc.	3.1
Diodes, Inc.	2.7
Rush Street Interactive, Inc.	2.7
Blue Bird Corp.	2.5
Camtek Ltd.	2.5
MaxLinear, Inc.	2.4
American Superconductor Corp.	2.4

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	22.8
Electronic Equipment, Instruments & Components	8.3
Electrical Equipment	6.5
Pharmaceuticals	5.5
Machinery	5.0
Communications Equipment	4.9
Healthcare Equipment & Supplies	4.6
Hotels, Restaurants & Leisure	3.4
Aerospace & Defense	3.1
Consumer Finance	3.1

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Small-Cap Opportunities Fund Investor Class | Ticker: OBSOX Semi-Annual Report | June 30, 2026

This semi-annual shareholder report contains important information about Oberweis Small Cap Opportunities Fund (“OBSOX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Small Cap Opportunities Fund - Investor Class	$75	1.24%

How has the Fund performed?   (As of June 30, 2026)
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBSOX	59.38	17.31	19.56
Russell 2000 Growth Index	38.74	5.57	11.97
S&P 500 Index	22.32	13.41	15.51

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,840,617,230	78	23%	$8,831,124

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)
Equities	97.6
Other Assets in excess Liabilities	2.4

What did the Fund invest in?   (as of June 30, 2026) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Credo Technology Group Hldg. Ltd.	8.2
Applied Optoelectronics, Inc.	5.6
DigitalOcean Hldgs., Inc.	4.3
SiTime Corp.	2.8
SharkNinja, Inc.	2.7
BrightSpring Health Services, Inc.	2.5
Hinge Health, Inc.	2.1
Rambus, Inc.	2.0
MACOM Technology Solutions Hldgs., Inc.	1.9
Nova Ltd.	1.8

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	19.2
Communications Equipment	9.6
Healthcare Providers & Services	7.3
Aerospace & Defense	6.3
Electronic Equipment, Instruments & Components	5.2
Healthcare Equipment & Supplies	5.0
Construction & Engineering	4.8
Information Technology Services	4.3
Hotels, Restaurants & Leisure	3.6
Financial Services	3.0

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Small-Cap Opportunities Fund Institutional Class | Ticker: OBSIX Semi-Annual Report | June 30, 2026

This semi-annual shareholder report contains important information about Oberweis Small Cap Opportunities Fund (“OBSIX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were the Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Small Cap Opportunities Fund - Institutional Class	$5,954	0.99%

How has the Fund performed?   (As of June 30, 2026)
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBSIX	59.77	17.61	19.86[1]
Russell 2000 Growth Index	38.74	5.57	11.97
S&P 500 Index	22.32	13.41	15.51

1       The share class OBSIX began on May 1, 2017, returns for prior periods represent synthetic returns.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,840,617,230	78	23%	$8,831,124

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)
Equities	97.6
Other Assets in excess Liabilities	2.4

What did the Fund invest in?   (as of June 30, 2026) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Credo Technology Group Hldg. Ltd.	8.2
Applied Optoelectronics, Inc.	5.6
DigitalOcean Hldgs., Inc.	4.3
SiTime Corp.	2.8
SharkNinja, Inc.	2.7
BrightSpring Health Services, Inc.	2.5
Hinge Health, Inc.	2.1
Rambus, Inc.	2.0
MACOM Technology Solutions Hldgs., Inc.	1.9
Nova Ltd.	1.8

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	19.2
Communications Equipment	9.6
Healthcare Providers & Services	7.3
Aerospace & Defense	6.3
Electronic Equipment, Instruments & Components	5.2
Healthcare Equipment & Supplies	5.0
Construction & Engineering	4.8
Information Technology Services	4.3
Hotels, Restaurants & Leisure	3.6
Financial Services	3.0

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Global Opportunities Fund Investor Class | Ticker: OBEGX Semi-Annual Report | June 30, 2026

This semi-annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBEGX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Global Opportunities Fund - Investor Class	$80	1.40%

How has the Fund performed?   (As of June 30, 2026)
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBEGX	42.13	6.15	12.29
MSCI ACWI Small-Cap Index	28.82	7.42	10.73
MSCI EAFE Index	20.23	9.05	9.66

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$74,466,325	57	56%	$268,160

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)
Equities	97.3
Other Assets in excess Liabilities	2.7

What did the Fund invest in?   (as of June 30, 2026) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Credo Technology Group Hldg. Ltd.	5.9
DigitalOcean Hldgs., Inc.	4.6
Lumentum Hldgs., Inc.	3.3
MACOM Technology Solutions Hldgs., Inc.	3.2
Games Workshop Group PLC	3.2
Applied Optoelectronics, Inc.	3.1
Diploma PLC	2.8
Rambus, Inc.	2.8
Veracyte, Inc.	2.7
IMI PLC	2.5

Top Ten Industries (% of Net Assets)
Semiconductor & Semiconductor Equipment	14.8
Communications Equipment	6.5
Biotechnology	5.9
Health Care Provider & Services	4.9
Hotels Restaurants & Leisure	4.9
Electrical Equipment	4.7
Trading Co. & Distribution	4.6
Information Technology Services	4.6
Healthcare Equipment & Supplies	4.4
Machinery	4.2

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Global Opportunities Fund Institutional Class | Ticker: OBGIX Semi-Annual Report | June 30, 2026

This semi-annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBGIX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were the Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Global Opportunities Fund - Institutional Class	$6,568	1.15%

How has the Fund performed?   (As of June 30, 2026)
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBGIX	42.47	6.42	12.57[1]
MSCI ACWI Small-Cap Index	28.82	7.42	10.73
MSCI EAFE Index	20.23	9.05	9.66

1       The share class OBGIX began on May 1, 2017, returns for prior periods represent synthetic returns.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$74,466,325	57	56%	$268,160

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)
Equities	97.3
Other Assets in excess Liabilities	2.7

What did the Fund invest in?   (as of June 30, 2026) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Credo Technology Group Hldg. Ltd.	5.9
DigitalOcean Hldgs., Inc.	4.6
Lumentum Hldgs., Inc.	3.3
MACOM Technology Solutions Hldgs., Inc.	3.2
Games Workshop Group PLC	3.2
Applied Optoelectronics, Inc.	3.1
Diploma PLC	2.8
Rambus, Inc.	2.8
Veracyte, Inc.	2.7
IMI PLC	2.5

Top Ten Industries (% of Net Assets)
Semiconductor & Semiconductor Equipment	14.8
Communications Equipment	6.5
Biotechnology	5.9
Health Care Provider & Services	4.9
Hotels Restaurants & Leisure	4.9
Electrical Equipment	4.7
Trading Co. & Distribution	4.6
Information Technology Services	4.6
Healthcare Equipment & Supplies	4.4
Machinery	4.2

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis China Opportunities Fund Investor Class | Ticker: OBCHX Semi-Annual Report | June 30, 2026

This semi-annual shareholder report contains important information about Oberweis China Opportunities Fund (“OBCHX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis China Opportunities Fund - Investor Class	$104	1.76%

How has the Fund performed?   (As of June 30, 2026)
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBCHX	61.61	1.50	11.19
MSCI China Net Index	(4.94)	(6.62)	4.34

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax. The MSCI China Net Index is unmanaged and is not available for investment.
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$67,868,133	51	86%	$293,340

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)
Equities	87.5
Short-Term Investments	12.6
Other Liabilities in excess of Assets	(0.1)

What did the Fund invest in?   (as of June 30, 2026) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Kingboard Laminates Hldgs. Ltd.	5.6
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
Elite Material Co. Ltd.	4.4
Tencent Hldgs. Ltd.	4.4
Alibaba Group Hldg. Ltd.	4.0
MediaTek, Inc.	2.9
HSBC Hldgs. PLC	2.7
Montage Technology Co. Ltd.	2.7
ASE Technology Hldg. Co. Ltd.	2.6
ACM Research, Inc.	2.4

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	30.3
Electronic Equipment, Instruments & Components	21.4
Banks	7.3
Interactive Media & Services	4.4
Machinery	4.1
Broadline Retail	4.0
Communications Equipment	2.3
Construction Materials	2.1
Technology Hardware, Storage & Peripherals	1.9
Electrical Equipment	1.6

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis China Opportunities Fund Institutional Class | Ticker: OCHIX Semi-Annual Report | June 30, 2026

This semi-annual shareholder report contains important information about Oberweis China Opportunities Fund (“OCHIX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were the Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis China Opportunities Fund - Institutional Class	$8,893	1.51%

How has the Fund performed?   (As of June 30, 2026)
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OCHIX	62.05	1.75	11.46[1]
MSCI China Net Index	(4.94)	(6.62)	4.34

1       The share class OCHIX began on May 1, 2017, returns for prior periods represent synthetic returns.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax. The MSCI China Net Index is unmanaged and is not available for investment.
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$67,868,133	51	86%	$293,340

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)
Equities	87.5
Short-Term Investments	12.6
Other Liabilities in excess of Assets	(0.1)

What did the Fund invest in?   (as of June 30, 2026) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Kingboard Laminates Hldgs. Ltd.	5.6
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
Elite Material Co. Ltd.	4.4
Tencent Hldgs. Ltd.	4.4
Alibaba Group Hldg. Ltd.	4.0
MediaTek, Inc.	2.9
HSBC Hldgs. PLC	2.7
Montage Technology Co. Ltd.	2.7
ASE Technology Hldg. Co. Ltd.	2.6
ACM Research, Inc.	2.4

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	30.3
Electronic Equipment, Instruments & Components	21.4
Banks	7.3
Interactive Media & Services	4.4
Machinery	4.1
Broadline Retail	4.0
Communications Equipment	2.3
Construction Materials	2.1
Technology Hardware, Storage & Peripherals	1.9
Electrical Equipment	1.6

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis International Opportunities Fund Investor Class | Ticker: OBIOX Semi-Annual Report | June 30, 2026

This semi-annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIOX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis International Opportunities Fund - Investor Class	$70	1.35%

How has the Fund performed?   (As of June 30, 2026)
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBIOX	12.61	(0.78)	7.51
MSCI World ex-US Small-Cap Growth Index	18.55	3.63	8.51
MSCI EAFE Index	20.23	9.05	9.66

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$409,221,514	75	45%	$2,040,753

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)
Equities	94.9
Short-Term Investments	4.6
Other Assets in excess Liabilities	0.5

What did the Fund invest in?   (as of June 30, 2026) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Games Workshop Group PLC	2.9
Koninklijke Heijmans N.V	2.6
Storebrand ASA	2.3
Fuji Corp.	2.2
Enerflex Ltd.	2.2
Tokyo Ohka Kogyo Co. Ltd.	2.1
Glanbia PLC	2.0
Food & Life Cos. Ltd.	2.0
De’ Longhi SpA	2.0
IMI PLC	2.0

Top Ten Industries (% of Net Assets)
Electronic Equipment, Instruments & Components	8.4
Machinery	8.3
Construction & Engineering	7.7
Capital Markets	6.4
Metals & Mining	6.1
Semiconductors & Semiconductor Equipment	6.0
Electrical Equipment	5.0
Energy Equipment & Services	4.6
Food Products	4.6
Insurance	4.0

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis International Opportunities Fund Institutional Class | Ticker: OBIIX Semi-Annual Report | June 30, 2026

This semi-annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIIX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were the Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis International Opportunities Fund - Institutional Class	$5,687	1.10%

How has the Fund performed?   (As of June 30, 2026)
	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBIIX	12.95	(0.52)[1]	7.78[1]
MSCI World ex-US Small-Cap Growth Index	18.55	3.63	8.51
MSCI EAFE Index	20.23	9.05	9.66

1       The share class OBIIX began on December 22, 2023, returns for prior periods represent synthetic returns.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$409,221,514	75	45%	$2,040,753

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)
Equities	94.9
Short-Term Investments	4.6
Other Assets in excess Liabilities	0.5

What did the Fund invest in?   (as of June 30, 2026) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Games Workshop Group PLC	2.9
Koninklijke Heijmans N.V	2.6
Storebrand ASA	2.3
Fuji Corp.	2.2
Enerflex Ltd.	2.2
Tokyo Ohka Kogyo Co. Ltd.	2.1
Glanbia PLC	2.0
Food & Life Cos. Ltd.	2.0
De’ Longhi SpA	2.0
IMI PLC	2.0

Top Ten Industries (% of Net Assets)
Electronic Equipment, Instruments & Components	8.4
Machinery	8.3
Construction & Engineering	7.7
Capital Markets	6.4
Metals & Mining	6.1
Semiconductors & Semiconductor Equipment	6.0
Electrical Equipment	5.0
Energy Equipment & Services	4.6
Food Products	4.6
Insurance	4.0

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Focused International Growth Fund Institutional Class | Ticker: OFIGX Semi-Annual Report | June 30, 2026

This semi-annual shareholder report contains important information about Oberweis Focused International Growth Fund (“OFIGX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were the Fund costs for the last six months? (based on a hypothetical $100,000 investment)
	Costs of a $100,000 investment	Costs paid as a percentage of a $100,000 investment
Oberweis Focused International Growth Fund - Institutional Class	$426	0.81%

How has the Fund performed?   (As of June 30, 2026)
	Average Annual Total Returns
	1 year (%)	Since Inception (%)[1]
OFIGX	19.01	10.64
MSCI EAFE Index	20.23	11.74

1       Since the inception of the Fund on April 1, 2022.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$46,942,362	40	34%	$136,995

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)
Equities	93.1
Short-Term Investments	7.4
Other Liabilities in excess of Assets	(0.5)

What did the Fund invest in?   (as of June 30, 2026) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Kioxia Hldgs. Corp.	8.2
Sumitomo Electric Industries Ltd.	4.6
Zurich Insurance Group AG	4.4
ASML Hldg. NV	4.2
Siemens Energy AG	3.7
HSBC Hldgs. PLC	3.6
UniCredit SpA	3.4
AstraZeneca PLC	3.3
Shell PLC	3.3
Roche Hldg. AG	3.2

Top Ten Industries (% of Net Assets)
Semiconductor & Semiconductor Equipment	15.0
Banks	14.7
Electrical Equipment	9.6
Pharmaceuticals	7.9
Insurance	5.5
Automobile Components	4.6
Oil, Gas & Consumable Fuels	3.3
Metals & Mining	3.3
Aerospace & Defense	3.2
Industrial Conglomerates	2.9

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

	Investor Class	Institutional Class

Oberweis Micro-Cap Fund	OBMCX	OMCIX
Oberweis Small-Cap Opportunities Fund	OBSOX	OBSIX
Oberweis Global Opportunities Fund	OBEGX	OBGIX
Oberweis China Opportunities Fund	OBCHX	OCHIX
Oberweis International Opportunities Fund	OBIOX	OBIIX
Oberweis Focused International Growth Fund	—	OFIGX

SEMI-ANNUAL FINANCIAL STATEMENTS, FINANCIAL HIGHLIGHTS AND OTHER INFORMATION

(Form N-CSR, Items 7-11)

JUNE 30, 2026

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Oberweis Micro-Cap Fund

Schedule of Investments (unaudited)

June 30, 2026

		Shares	Value
Equities	95.5%

Aerospace & Defense	3.1%
Ducommun, Inc.*		109,800	$20,336,058
V2X, Inc.*		142,300	10,609,888
VSE Corp.		83,100	18,988,350
			49,934,296

Banks	1.9%
1st Source Corp.		90,500	7,382,990
FB Financial Corp.		170,800	9,453,780
Nicolet Bankshares, Inc.		80,200	13,264,278
			30,101,048

Beverages	0.3%
The Vita Coco Co., Inc.*		70,900	4,689,326

Biotechnology	3.0%
Catalyst Pharmaceuticals, Inc.*		228,200	7,172,326
Kiniksa Pharmaceuticals International PLC*		389,800	24,927,710
Veracyte, Inc.*		274,300	16,109,639
			48,209,675

Commercial Services & Supplies	0.9%
Interface, Inc.		425,300	15,242,752

Communications Equipment	4.9%
Applied Optoelectronics, Inc.*		528,758	78,340,785

Construction & Engineering	2.6%
Argan, Inc.		20,400	16,290,420
Tutor Perini Corp.		311,900	25,878,343
			42,168,763

Consumer Finance	3.1%
Dave, Inc.*		76,222	28,399,555
EZCORP, Inc.*		612,900	21,187,953
			49,587,508

Consumer Staples Distribution & Retail	0.3%
The Chefs' Warehouse, Inc.*		55,544	5,337,778

Containers & Packaging	1.0%
TriMas Corp.		349,600	15,742,488

See accompanying notes to the financial Statements

Oberweis Micro-Cap Fund

Schedule of Investments (unaudited) (continued)

June 30, 2026

		Shares	Value
Diversified Consumer Services	1.5%
American Public Education, Inc.*		166,500	8,941,050
OneSpaWorld Hldgs. Ltd.		533,500	15,066,040
			24,007,090

Electrical Equipment	6.5%
American Superconductor Corp.*		925,300	38,409,203
Amprius Technologies, Inc.*		613,700	8,505,882
Babcock & Wilcox Enterprises, Inc.*		606,000	8,544,600
Powell Industries, Inc.		173,300	49,626,188
			105,085,873

Electronic Equipment, Instruments & Components	8.3%
Arlo Technologies, Inc.*		1,055,200	14,224,096
Benchmark Electronics, Inc.		193,600	19,102,512
ePlus, Inc.		145,598	12,118,122
Evolv Technologies Hldgs., Inc.*		1,759,500	10,205,100
Knowles Corp.*		250,600	10,394,888
nLight, Inc.*		399,200	27,792,304
Ouster, Inc.*		528,410	33,036,193
PC Connection, Inc.		100,600	7,342,794
			134,216,009

Energy Equipment & Services	1.9%
Expro Group Hldgs. NV*		435,500	6,432,335
Precision Drilling Corp.*		108,100	8,286,947
ProPetro Hldg. Corp.*		1,058,300	15,176,022
			29,895,304

Entertainment	0.8%
IMAX Corp.*		315,400	12,571,844

Healthcare Equipment & Supplies	4.6%
Axogen, Inc.*		374,500	17,298,155
Bioventus, Inc.*		684,514	6,461,812
LeMaitre Vascular, Inc.		142,900	13,712,684
LivaNova PLC*		447,300	36,781,479
			74,254,130

Healthcare Providers & Services	2.3%
Omada Health, Inc.*		1,012,400	22,222,180
Pediatrix Medical Group, Inc.*		601,700	15,241,061
			37,463,241

Hotels, Restaurants & Leisure	3.4%
Lindblad Expeditions Hldgs., Inc. *		405,900	11,462,616
Rush Street Interactive, Inc.*		1,450,600	43,140,844
			54,603,460

See accompanying notes to the financial Statements

Oberweis Micro-Cap Fund

Schedule of Investments (unaudited) (continued)

June 30, 2026

		Shares	Value
Household Durables	0.8%
M/I Homes, Inc.*		80,400	12,927,516

Information Technology Services	0.9%
Fastly, Inc.*		823,000	15,110,280

Insurance	1.3%
Skyward Specialty Insurance Group, Inc.*		346,500	20,218,275

Life Sciences Tools & Services	1.6%
Adaptive Biotechnologies Corp.*		1,215,600	26,074,620

Machinery	5.0%
Blue Bird Corp.*		511,400	40,380,144
CECO Environmental Corp.*		345,645	31,363,827
The Gorman-Rupp Corp.		104,700	9,605,178
			81,349,149

Media	0.8%
Magnite, Inc.*		709,000	13,456,820

Pharmaceuticals	5.5%
ANI Pharmaceuticals, Inc.*		256,300	21,216,514
CorMedix, Inc.*		1,277,200	10,026,020
Eton Pharmaceuticals, Inc.*		483,900	17,517,180
Liquidia Corp.*		392,100	31,262,133
Phibro Animal Health Corp.		300,200	9,426,280
			89,448,127

Professional Services	2.6%
Innodata, Inc.*		182,700	13,808,466
Kforce, Inc.		170,200	7,985,784
Willdan Group, Inc.*		253,700	20,067,670
			41,861,920

Semiconductors & Semiconductor Equipment	22.8%
Ambarella, Inc.*		302,369	25,943,260
Camtek Ltd.*		244,580	39,895,890
Diodes, Inc.*		399,400	43,710,336
MaxLinear, Inc.*		308,500	39,497,255
PDF Solutions, Inc.*		411,800	29,151,322
Silicon Motion Technology Corp. ADS		304,800	101,598,984
Ultra Clean Hldgs., Inc.*		621,300	88,591,167
			368,388,214

Software	2.2%
A10 Networks, Inc.		532,600	19,897,936
Radware Ltd.*		274,700	8,477,242
Red Violet, Inc.*		114,800	7,315,056
			35,690,234

See accompanying notes to the financial Statements

Oberweis Micro-Cap Fund

Schedule of Investments (unaudited) (continued)

June 30, 2026

		Shares	Value
Specialty Retail	0.7%
Boot Barn Hldgs., Inc.*		70,600	11,597,462

Textiles, Apparel & Luxury Goods	0.3%
Rocky Brands, Inc.		113,200	4,668,368

Trading Co. & Distribution	0.6%
NPK International, Inc.*		566,800	9,017,788

Total Equities
(Cost: $860,567,771)			$1,541,260,143

Total Investments	95.5%
(Cost: $860,567,771)			$1,541,260,143

Other Assets in Excess of Liabilities	4.5%		73,391,141

Net Assets - 100%			$1,614,651,284

*	Non-income producing security during the period ended June 30, 2026

ADS - American depositary share

See accompanying notes to the financial Statements

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited)

June 30, 2026

		Shares	Value
Equities	97.6%

Aerospace & Defense	6.3%
AAR Corp.*		217,300	$31,058,689
Carpenter Technology Corp.		80,100	49,408,884
Leonardo DRS, Inc.		556,886	23,762,326
Mercury Systems, Inc.*		333,600	40,809,288
Moog, Inc.		76,700	32,508,528
			177,547,715

Automobile Components	1.1%
Dana, Inc.		1,164,700	31,691,487

Banks	1.2%
Ameris Bancorp.		233,500	21,075,710
Seacoast Banking Corp. of Florida		423,100	14,068,075
			35,143,785

Biotechnology	2.9%
Arcutis Biotherapeutics, Inc.*		1,211,800	31,773,396
Halozyme Therapeutics, Inc.*		274,800	21,508,596
Veracyte, Inc.*		486,500	28,572,145
			81,854,137

Building Products	0.7%
Zurn Elkay Water Solutions Corp.		414,800	20,959,843

Chemicals	1.1%
Element Solutions, Inc.		654,000	31,228,500

Communications Equipment	9.6%
Applied Optoelectronics, Inc.*		1,071,126	158,698,028
Calix, Inc.*		355,100	13,252,332
Lumentum Hldgs., Inc.*		60,250	51,698,115
Viavi Solutions, Inc.*		701,100	33,477,525
Vistance Networks, Inc.		1,146,912	14,657,535
			271,783,535

Commercial Services & Supplies	1.9%
Clean Harbors, Inc.*		124,600	37,224,250
OPENLANE, Inc.*		424,600	17,510,504
			54,734,754

Construction & Engineering	4.8%
Arcosa, Inc.		261,000	37,920,690
Everus Construction Group, Inc.*		289,500	48,042,525
Granite Construction, Inc.		170,500	26,952,640
MYR Group, Inc.*		47,900	23,969,160
			136,885,015

Consumer Finance	1.1%
FirstCash Hldgs., Inc.		146,800	31,755,776

See accompanying notes to the financial Statements

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2026

		Shares	Value
Diversified Consumer Services	2.1%
Frontdoor, Inc.*		633,800	49,176,542
Grand Canyon Education, Inc.*		81,700	11,692,087
			60,868,629

Electronic Equipment, Instruments & Components	5.2%
Advanced Energy Industries, Inc.		43,600	16,257,132
Cognex Corp.*		378,000	27,374,760
Fabrinet*		26,700	15,007,536
Littelfuse, Inc.		70,600	32,146,298
Novanta, Inc.*		215,700	34,995,168
OSI Systems, Inc.*		94,500	20,667,150
			146,448,044

Energy Equipment & Services	2.2%
Kodiak Gas Services, Inc.		315,100	23,673,463
Solaris Energy Infrastructure, Inc.		471,400	37,928,844
			61,602,307

Financial Services	3.0%
Billiontoone, Inc.*		264,300	31,710,714
Chime Financial, Inc.*		1,120,300	22,943,744
Remitly Global, Inc.*		1,387,600	31,096,116
			85,750,574

Healthcare Equipment & Supplies	5.0%
Envista Hldgs. Corp.*		1,018,282	26,831,731
Globus Medical, Inc.*		453,400	35,823,134
ICU Medical, Inc.*		200,400	29,378,640
iRhythm Technologies, Inc.*		178,500	21,232,575
Merit Medical Systems, Inc.*		401,700	27,853,878
			141,119,958

Healthcare Providers & Services	7.3%
Addus HomeCare Corp.*		78,200	7,856,754
Alignment Healthcare, Inc.*		963,100	22,931,411
BrightSpring Health Services, Inc.*		1,026,800	71,609,032
Encompass Health Corp.		269,400	27,230,952
HealthEquity, Inc.*		194,200	17,540,144
Hinge Health, Inc.*		735,316	61,031,228
			208,199,521

Healthcare Technology	1.0%
Waystar Hldg. Corp.*		1,378,100	28,292,393

Hotels, Restaurants & Leisure	3.6%
Dutch Bros, Inc.*		579,700	41,628,257
Life Time Group Hldgs., Inc.*		1,028,600	42,008,024
Super Group SGHC Ltd.		1,342,200	18,186,810
			101,823,091

Household Durables	2.7%
SharkNinja, Inc.*		500,600	76,226,362

See accompanying notes to the financial Statements

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2026

		Shares	Value
Information Technology Services	4.3%
DigitalOcean Hldgs., Inc.*		770,300	120,960,209

Insurance	1.0%
Assurant, Inc.		108,000	29,001,240

Machinery	2.3%
Federal Signal Corp.		237,600	30,529,224
SPX Technologies, Inc.*		74,000	18,142,580
Watts Water Technologies, Inc.		45,000	17,615,250
			66,287,054

Media	0.6%
The New York Times Co.		244,700	17,124,106

Oil, Gas & Consumable Fuels	1.5%
Core Natural Resources, Inc.		239,300	19,148,786
Magnolia Oil & Gas Corp.		402,900	10,306,182
Matador Resources Co.		277,200	13,799,016
			43,253,984

Passenger Airlines	1.2%
SkyWest, Inc.*		330,800	32,858,364

Pharmaceuticals	1.0%
Indivior PLC*		688,241	28,238,528

Semiconductors & Semiconductor Equipment	19.2%
Credo Technology Group Hldg. Ltd.*		856,748	232,992,619
FormFactor, Inc.*		112,300	17,960,139
Lattice Semiconductor Corp.*		331,936	50,772,931
MACOM Technology Solutions Hldgs., Inc.*		144,800	55,077,576
Nova Ltd.*		95,900	52,067,946
Rambus, Inc.*		436,600	57,954,284
SiTime Corp.*		105,796	78,877,266
			545,702,761

Software	2.0%
Box, Inc.*		655,600	17,399,624
InterDigital, Inc.		37,900	10,730,627
Q2 Hldgs., Inc.*		322,800	15,526,680
Zeta Global Hldgs. Corp.*		607,700	11,959,536
			55,616,467

Specialty Retail	0.7%
Urban Outfitters, Inc.*		279,000	19,769,940

Textiles, Apparel & Luxury Goods	1.0%
Levi Strauss & Co.		1,203,400	29,880,422

Total Equities
(Cost: $1,646,715,784)			$2,772,608,501

Total Investments	97.6%
(Cost: $1,646,715,784)			$2,772,608,501

Other Assets in Excess of Liabilities	2.4%		68,008,729

Net Assets - 100%			$2,840,617,230

*	Non-income producing security during the period ended June 30, 2026

See accompanying notes to the financial Statements

Oberweis Global Opportunities Fund

Schedule of Investments (unaudited)

June 30, 2026

		Shares	Value
Equities	97.3%

Australia	2.5%
Genesis Minerals Ltd.*		150,800	$543,941
Mineral Resources Ltd.*		14,100	605,917
NRW Hldgs. Ltd.*		135,300	696,921
			1,846,779

Canada	4.1%
Aritzia, Inc.*		7,800	860,073
AtkinsRealis Group, Inc.		24,500	1,521,512
Enerflex Ltd.		27,300	670,422
			3,052,007

China	1.5%
American Superconductor Corp.*		27,500	1,141,525

Denmark	1.8%
ALK-Abello A/S*		18,000	671,935
NKT A/S*		4,600	686,305
			1,358,240

Germany	1.0%
Jenoptik AG		14,200	761,595

Italy	1.4%
De' Longhi SpA		25,100	1,065,144

Japan	7.7%
Food & Life Cos. Ltd.*		42,400	1,273,082
Fuji Corp.*		24,200	1,249,925
Ryohin Keikaku Co. Ltd.		74,000	1,610,665
Tokyo Ohka Kogyo Co. Ltd.		11,900	828,488
The Yokohama Rubber Co. Ltd.		16,700	743,924
			5,706,084

Netherlands	0.8%
SBM Offshore NV*		17,200	596,261

Norway	3.2%
Kitron ASA*		60,300	649,998
Storebrand ASA		93,400	1,753,167
			2,403,165

Switzerland	2.3%
Accelleron Industries AG		16,400	1,684,653

United Kingdom	15.1%
Ashmore Group PLC		212,200	566,317
Ashtead Technology Hldgs. PLC		247,100	1,358,575
Cranswick PLC		18,700	1,364,239
Diploma PLC		22,000	2,080,647
Games Workshop Group PLC		8,200	2,349,383
Hiscox Ltd.		46,300	1,134,316
IMI PLC		48,200	1,895,010
Volution Group PLC		61,200	495,997
			11,244,484

See accompanying notes to the financial Statements

Oberweis Global Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2026

		Shares	Value
United States of America	55.9%
Ambarella, Inc.*		10,200	875,160
Applied Optoelectronics, Inc.*		15,800	2,340,928
BrightSpring Health Services, Inc.*		19,300	1,345,982
Carpenter Technology Corp.		2,200	1,357,048
Catalyst Pharmaceuticals, Inc.*		37,300	1,172,339
Clean Harbors, Inc.*		4,200	1,254,750
Credo Technology Group Hldg. Ltd.*		16,100	4,378,395
DigitalOcean Hldgs., Inc.*		21,800	3,423,254
Halozyme Therapeutics, Inc.*		9,200	720,084
HealthEquity, Inc.*		7,700	695,464
Hinge Health, Inc.*		19,700	1,635,100
ICU Medical, Inc.*		5,000	733,000
Kiniksa Pharmaceuticals International PLC*		7,400	473,230
Knowles Corp.*		30,300	1,256,844
Lattice Semiconductor Corp.*		8,500	1,300,160
LeMaitre Vascular, Inc.		9,500	911,620
Life Time Group Hldgs., Inc.*		21,500	878,060
LivaNova PLC*		12,500	1,027,875
Lumentum Hldgs., Inc.*		2,900	2,488,374
MACOM Technology Solutions Hldgs., Inc.*		6,300	2,396,331
Merit Medical Systems, Inc.*		8,700	603,258
Q2 Hldgs., Inc.*		23,900	1,149,590
Rambus, Inc.*		15,600	2,070,744
Rush Street Interactive, Inc.*		49,800	1,481,052
SharkNinja, Inc.*		9,900	1,507,473
Solaris Energy Infrastructure, Inc.		12,600	1,013,796
The Vita Coco Co., Inc.*		9,600	634,944
Veracyte, Inc.*		34,200	2,008,566
Zeta Global Hldgs. Corp.*		22,100	434,928
			41,568,349

Total Equities
(Cost: $47,740,022)			$72,428,286

Total Investments	97.3%
(Cost: $47,740,022)			$72,428,286

Other Assets in Excess of Liabilities	2.7%		2,038,039

Net Assets - 100%			$74,466,325

*	Non-income producing security during the period ended June 30, 2026

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Consumer Discretionary	15.8%
Consumer Staples	2.7%
Energy	3.1%
Financials	4.6%
Healthcare	16.1%
Industrials	20.7%
Information Technology	31.6%
Materials	2.7%

See accompanying notes to the financial Statements

Oberweis China Opportunities Fund

Schedule of Investments (unaudited)

June 30, 2026

		Shares	Value
Equities	87.5%

Banks	7.3%
BOC Hong Kong Hldgs. Ltd.		270,000	$1,458,976
China Construction Bank Corp.		1,600,000	1,646,330
HSBC Hldgs. PLC		97,200	1,832,980
			4,938,286

Biotechnology	0.7%
BeOne Medicines Ltd.*		22,000	477,986

Broadline Retail	4.0%
Alibaba Group Hldg. Ltd.		230,000	2,722,909

Capital Markets	1.4%
Hong Kong Exchanges & Clearing Ltd.		20,000	925,678

Communications Equipment	2.3%
Zhongji Innolight Co. Ltd.		8,500	1,590,916

Construction Materials	2.1%
China Jushi Co. Ltd.		130,000	1,396,292

Electrical Equipment	1.6%
Contemporary Amperex Technology Co. Ltd.		19,000	1,100,479

Electronic Equipment, Instruments & Components	21.4%
Delta Electronics, Inc.		17,000	1,040,604
Elite Material Co. Ltd.*		17,500	2,960,934
Eoptolink Technology, Inc. Ltd.		6,860	613,673
Kingboard Laminates Hldgs. Ltd.		300,000	3,792,602
Sunny Optical Technology Group Co. Ltd.*		45,000	349,998
Suzhou Dongshan Precision Manufacturing Co. Ltd.*		31,000	1,198,581
Unimicron Technology Corp.*		29,000	974,056
WPG Hldgs. Ltd.*		180,000	604,586
Yageo Corp.		45,000	1,610,346
Zhejiang Lante Optics Co. Ltd.		45,000	647,272
Zhuhai Bojay Electronics Co. Ltd.*		35,000	732,456
			14,525,108

Entertainment	0.6%
NetEase, Inc.		15,000	387,102

Hotels, Restaurants & Leisure	1.3%
H World Group Ltd. ADS		8,000	333,760
Meituan*		60,000	524,041
			857,801

Insurance	0.8%
Ping An Insurance Group Co. of China Ltd.		88,000	572,798

Interactive Media & Services	4.4%
Tencent Hldgs. Ltd.		55,000	3,014,064

Machinery	4.1%
SBT Ultrasonic Technology Co. Ltd.		44,000	1,473,151
Weichai Power Co. Ltd.*		295,000	1,282,625
			2,755,776

See accompanying notes to the financial Statements

Oberweis China Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2026

		Shares	Value
Metals & Mining	0.3%
China Nonferrous Mining Corp. Ltd.		150,000	215,163

Oil, Gas & Consumable Fuels	0.9%
China Shenhua Energy Co. Ltd.*		115,000	588,277

Real Estate Management & Development	0.9%
China Resources Land Ltd.		165,000	631,144

Semiconductors & Semiconductor Equipment	30.3%
ACM Research, Inc.*		13,000	1,649,570
Advanced Micro-Fabrication Equipment, Inc. China		15,910	1,098,511
Anji Microelectronics Technology Shanghai Co. Ltd.*		7,000	350,196
ASE Technology Hldg. Co. Ltd.*		82,000	1,750,349
ASMPT Ltd.		47,000	1,431,052
ASPEED Technology, Inc.		1,000	517,791
China Resources Microelectronics Ltd.*		26,000	373,788
Hua Hong Grace Semiconductor Ltd.*		12,000	329,266
Marketech International Corp.		40,000	695,619
MediaTek, Inc.*		15,000	1,998,807
Micron Technology, Inc.		700	808,003
Montage Technology Co. Ltd.*		40,505	1,849,928
MPI Corp.*		4,000	764,679
SG Micro Corp.*		17,000	359,472
SG Micro Corp.*		25,000	386,974
Shenzhen Techwinsemi Technology Co. Ltd.*		11,000	1,528,561
Taiwan Semiconductor Manufacturing Co. Ltd.		43,000	3,253,025
United Microelectronics Corp.*		280,000	1,445,859
			20,591,450

Software	1.2%
Z. AI Co. Ltd.*		3,000	804,804

Technology Hardware, Storage & Peripherals	1.9%
Lenovo Group Ltd.*		440,000	1,291,461

Total Equities
(Cost: $40,424,286)			$59,387,494

Short-Term Investments	12.6%
Fidelity Investments Money Market Government Portfolio Class I 3.53%[a]		8,561,443	8,561,443

Total Short-Term Investments
(Cost: $8,561,443)			$8,561,443

Total Investments	100.1%
(Cost: $48,985,729)			$67,948,937

Other Liabilities in Excess of Assets	(0.10)%		(80,804)

Net Assets - 100%			$67,868,133

[a]	Annualized seven-day effective yield as of June 30, 2026

*	Non-income producing security during the period ended June 30, 2026

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People's Republic of China, Taiwan and Hong Kong)	83.9%
United States of America	3.6%

See accompanying notes to the financial Statements

Oberweis International Opportunities Fund

Schedule of Investments (unaudited)

June 30, 2026

		Shares	Value
Equities	94.9%

Australia	6.3%
Charter Hall Group		249,400	$3,947,164
Genesis Minerals Ltd.*		1,664,300	6,003,187
Mineral Resources Ltd.*		118,800	5,105,176
NRW Hldgs. Ltd.		1,126,800	5,804,065
Paladin Energy Ltd.*		414,700	2,670,112
Westgold Resources Ltd.*		642,800	2,091,637
			25,621,341

Austria	2.1%
DO & CO AG*		21,200	5,256,399
UNIQA Insurance Group AG		159,400	3,212,770
			8,469,169

Canada	11.7%
Aritzia, Inc.*		57,900	6,384,390
AtkinsRealis Group, Inc.		55,800	3,465,320
BRP, Inc.		48,400	2,956,280
CES Energy Solutions Corp.		268,100	3,132,213
Enerflex Ltd.		358,700	8,808,800
Extendicare, Inc.		270,300	6,683,650
First Majestic Silver Corp.		172,700	2,932,113
IAMGOLD Corp.*		225,500	3,578,936
OceanaGold Corp.		122,900	3,080,515
Orla Mining Ltd.		229,200	2,241,419
Toromont Industries Ltd.		28,000	4,604,216
			47,867,852

Denmark	3.9%
ALK-Abello A/S		144,300	5,386,682
FLSmidth & Co A/S		41,900	3,061,620
NKT A/S*		50,300	7,504,594
			15,952,896

Finland	0.5%
Konecranes Oyj		67,900	2,085,411

Germany	4.7%
DWS Group GmbH & Co KGaA		72,900	5,468,333
Jenoptik AG		123,900	6,645,185
SUSS MicroTec SE		67,600	7,187,134
			19,300,652

See accompanying notes to the financial Statements

Oberweis International Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2026

		Shares	Value
Ireland	2.0%
Glanbia PLC*		298,400	8,339,653

Italy	3.1%
Brunello Cucinelli SpA		46,200	4,360,283
De' Longhi SpA		194,200	8,241,074
			12,601,357

Japan	30.6%
Asahi Intecc Co. Ltd.		249,800	5,838,064
Citizen Watch Co. Ltd.		552,500	8,223,193
Food & Life Cos. Ltd.*		277,600	8,335,085
Fuji Corp.		177,800	9,183,335
Fukuoka Financial Group, Inc.		89,800	3,776,024
Furukawa Electric Co. Ltd.		167,000	4,858,144
INFRONEER Hldgs., Inc.		378,700	6,233,836
Japan Electronic Materials Corp.		80,400	3,822,332
Kokusai Electric Corp.		58,900	3,932,221
Meiko Electronics Co. Ltd.*		26,900	5,128,694
Nippon Thompson Co. Ltd.*		328,000	4,367,416
Nissui Corp.		801,300	6,327,803
Organo Corp.		70,600	7,077,585
Ryohin Keikaku Co. Ltd.		257,600	5,606,854
Santec Hldgs. Corp.		34,900	5,707,377
Simplex Hldgs., Inc.		617,600	3,559,096
Systena Corp.		760,900	1,853,171
Takasago Thermal Engineering Co. Ltd.		147,800	4,619,574
The Bank of Nagoya Ltd.		74,800	2,737,231
The Yokohama Rubber Co. Ltd.		131,500	5,857,834
Tokyo Ohka Kogyo Co. Ltd.		123,000	8,563,363
Tokyo Seimitsu Co. Ltd.		46,200	5,719,770
Yamaichi Electronics Co. Ltd.		64,700	3,788,210
			125,116,212

Netherlands	4.3%
Koninklijke Heijmans NV		80,300	10,459,552
SBM Offshore NV		203,200	7,044,205
			17,503,757

Norway	3.2%
Kitron ASA		353,900	3,814,834
Storebrand ASA		499,048	9,367,391
			13,182,225

Spain	1.3%
Unicaja Banco SA		1,448,500	5,160,447

See accompanying notes to the financial Statements

Oberweis International Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2026

		Shares	Value
Sweden	1.1%
Mycronic AB		141,700	4,693,911

Switzerland	2.0%
Accelleron Industries AG		78,900	8,104,827

United Kingdom	18.1%
AJ Bell PLC		506,500	4,108,300
Ashmore Group PLC		680,500	1,816,111
Babcock International Group PLC		293,800	3,709,230
Cranswick PLC		55,000	4,012,469
Diploma PLC		81,600	7,717,310
Games Workshop Group PLC		40,750	11,675,289
Genus PLC		80,240	2,286,185
Helios Towers PLC*		1,356,100	3,601,157
Hiscox Ltd.		158,800	3,890,484
IG Group Holdings PLC*		239,800	5,782,682
IMI PLC		209,216	8,225,444
Lion Finance Group PLC		15,200	2,284,335
Molten Ventures PLC*		770,900	5,935,899
Morgan Sindall Group PLC		85,900	5,601,332
Schroders PLC		405,300	3,158,426
			73,804,653

Total Equities
(Cost: $307,176,332)			$387,804,363

Short-Term Investments	4.6%
Fidelity Investments Money Market Government Portfolio Class I 3.53%[a]		19,334,963	19,334,963

Total Short-Term Investments
(Cost: $19,334,963)			$19,334,963

Total Investments	99.5%
(Cost: $326,511,295)			$407,139,326

Other Assets in Excess of Liabilities	0.5%		2,082,188

Net Assets - 100%			$409,221,514

[a]	Annualized seven-day effective yield as of June 30, 2026

*	Non-income producing security during the period ended June 30, 2026

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	0.9%
Consumer Discretionary	13.1%
Consumer Staples	4.6%
Energy	5.3%
Financials	13.9%
Healthcare	4.9%
Industrials	27.4%
Information Technology	15.7%
Materials	8.2%
Real Estate	0.9%

See accompanying notes to the financial Statements

Oberweis Focused International Growth Fund

Schedule of Investments (unaudited)

June 30, 2026

		Shares	Value
Equities	93.1%

Australia	3.4%
BHP Group Ltd.*		19,800	$814,262
Westpac Banking Corp.		31,500	767,873
			1,582,135

Belgium	1.5%
Anheuser-Busch InBev SA/NV*		8,200	680,772

France	1.5%
Societe Generale SA		7,900	698,381

Germany	11.7%
Deutsche Telekom AG		22,300	607,695
DWS Group GmbH & Co. KGaA		8,500	637,597
E.ON SE		40,100	825,871
Münchener Rückversicherungs AG		900	502,342
SAP SE		2,900	444,013
Siemens AG		2,400	770,978
Siemens Energy AG		9,100	1,723,926
			5,512,422

Italy	3.4%
UniCredit SpA		17,900	1,600,611

Japan	29.9%
Advantest Corp		6,100	1,213,285
Food & Life Cos. Ltd.*		37,700	1,131,962
Hitachi Ltd.		20,700	569,204
Kioxia Hldgs. Corp.*		7,000	3,860,881
Mitsubishi Electric Corp		38,600	1,394,960
Mitsubishi UFJ Financial Group, Inc.		75,900	1,497,041
Sony Group Corp.		38,600	778,671
Sumitomo Electric Industries Ltd.		120,000	2,160,214
Sumitomo Corp.		86,000	819,299
Toyota Motor Corp.		36,300	608,367
			14,033,884

Netherlands	4.2%
ASML Hldg. NV		1,000	1,966,865

Spain	2.0%
Iberdrola SA		37,100	925,804

Switzerland	15.8%
ABB Ltd.		13,000	1,409,084
Cie Financiere Richemont SA*		4,700	1,085,130
Nestle SA		6,800	699,188
Roche Hldg. AG		3,700	1,523,960
UBS Group AG*		12,800	634,615
Zurich Insurance Group AG		2,800	2,074,357
			7,426,334

See accompanying notes to the financial Statements

Oberweis Focused International Growth Fund

Schedule of Investments (unaudited) (continued)

June 30, 2026

		Shares	Value
United Kingdom	19.7%
AstraZeneca PLC		8,400	1,571,031
BAE Systems PLC*		22,100	540,554
Games Workshop Group PLC		3,200	916,832
GSK PLC		23,300	612,247
HSBC Hldgs. PLC		87,900	1,668,223
Rio Tinto PLC		7,800	736,856
Rolls-Royce Hldgs. PLC		50,300	963,833
Shell PLC		40,300	1,567,846
Standard Chartered PLC*		25,100	679,521
			9,256,943

Total Equities
(Cost: $35,787,897)			$43,684,151

Short-Term Investments	7.4%
Fidelity Investments Money Market Government Portfolio Class I 3.53%[a]		3,484,552	3,484,552

Total Short-Term Investments
(Cost: $3,484,552)			$3,484,552

Total Investments	100.5%
(Cost: $39,272,449)			$47,168,703

Other Liabilities in Excess of Assets	(0.5)%		(226,341)

Net Assets - 100%			$46,942,362

[a]	Annualized seven-day effective yield as of June 30, 2026

*	Non-income producing security during the period ended June 30, 2026

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	1.3%
Consumer Discretionary	14.2%
Consumer Staples	2.9%
Energy	3.3%
Financials	22.9%
Healthcare	7.9%
Industrials	17.5%
Information Technology	15.9%
Materials	3.4%
Utilities	3.8%

See accompanying notes to the financial Statements

THE OBERWEIS FUNDS

Statements of Assets and Liabilities

June 30, 2026 (unaudited)

	Micro-Cap Fund	Small-Cap Opportunities Fund	Global Opportunities Fund
ASSETS
Investment securities at value[a]	$1,541,260,143	$2,772,608,501	$72,428,286
Cash	136,241,333	90,154,499	2,046,755
Foreign currency[b]	-	-	8,313
Dividends and interest receivable	295,151	183,390	56,829
Prepaid expenses	101,840	137,839	21,316
Total Assets	1,677,898,467	2,863,084,229	74,561,499
LIABILITIES
Payable to custodian	48,185,469	-	-
Payable for securities purchased	13,554,540	20,229,619	-
Payable to advisor (see note 3)	1,214,662	1,784,818	50,332
Payable to distributor	126,180	114,025	9,578
Accrued expenses	166,332	338,537	35,264
Total Liabilities	63,247,183	22,466,999	95,174
NET ASSETS	$1,614,651,284	$2,840,617,230	$74,466,325

NET ASSETS
Investor Class	$677,942,968	$604,171,162	$47,159,320
Institutional Class	936,708,316	2,236,446,068	27,307,005
Total	$1,614,651,284	$2,840,617,230	$74,466,325

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	8,530,028	14,567,508	1,152,086
Institutional Class	11,463,451	52,390,737	647,026
Total	19,993,479	66,958,245	1,799,112

NET ASSET VALUE
Investor Class, offering price and redemption price	$79.48	$41.47	$40.93
Institutional Class, offering price and redemption price	$81.71	$42.69	$42.20

ANALYSIS OF NET ASSETS
Capital	$829,212,964	$1,671,229,994	$44,491,005
Accumulated earnings (losses)	785,438,320	1,169,387,236	29,975,320
Net assets	$1,614,651,284	$2,840,617,230	$74,466,325

[a] Investment securities at cost	$860,567,771	$1,646,715,784	$47,740,022
[b] Foreign currency at cost	$-	$-	$8,319

See accompanying notes to the financial Statements

THE OBERWEIS FUNDS

Statements of Assets and Liabilities

June 30, 2026 (unaudited) (continued)

	China Opportunities Fund	International Opportunities Fund	Focused International Growth Fund
ASSETS
Investment securities at value[a]	$67,948,937	$407,139,326	$47,168,703
Cash	417,704	-	-
Foreign currency [b]	2,008	427,886	55,848
Receivable from securities sold	811,344	-	-
Dividends and interest receivable	237,241	2,086,420	101,603
Prepaid expenses	18,254	62,268	15,831
Total Assets	69,435,488	409,715,900	47,341,985
LIABILITIES
Payable to custodian	-	63,799	168,857
Payable for securities purchased	1,455,425	-	195,188
Payable to advisor (see note 3)	53,878	312,911	16,010
Payable to distributor	11,630	24,863	-
Accrued expenses	46,422	92,813	19,568
Total Liabilities	1,567,355	494,386	399,623
NET ASSETS	$67,868,133	$409,221,514	$46,942,362

NET ASSETS
Investor Class	$58,599,647	$119,429,354	$-
Institutional Class	9,268,486	289,792,160	46,942,362
Total	$67,868,133	$409,221,514	$46,942,362

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	4,440,803	4,608,628	-
Institutional Class	689,263	23,227,239	3,204,959
Total	5,130,066	27,835,867	3,204,959

NET ASSET VALUE
Investor Class, offering price and redemption price	$13.20	$25.91	$-
Institutional Class, offering price and redemption price	$13.45	$12.48	$14.65

ANALYSIS OF NET ASSETS
Capital	$58,500,381	$63,376,257	$39,414,692
Accumulated earnings (losses)	9,367,752	345,845,257	7,527,670
Net assets	$67,868,133	$409,221,514	$46,942,362

[a] Investment securities at cost	$48,985,729	$326,511,295	$39,272,449
[b] Foreign currency at cost	$2,006	$428,198	$55,986

See accompanying notes to the financial Statements

THE OBERWEIS FUNDS

Statements of Operations

Period Ended June 30, 2026 (unaudited)

INVESTMENT INCOME	Micro-Cap Fund	Small-Cap Opportunities Fund
Dividends	$1,151,275	$3,352,192
Interest	936,137	675,489
Total investment income	2,087,412	4,027,681
EXPENSES
Investment advisory fees (see note 3)	3,466,717	4,415,562
Management fees (see note 3)	2,311,145	4,415,562
Distribution fees and shareholder services (see note 3)	609,875	573,387
Transfer agent fees and expenses	763,154	1,383,432
Custodian fees and expenses	11,438	23,342
Accounting services fees	145,241	269,833
Other	163,757	377,627
Total expenses	7,471,327	11,458,745
NET INVESTMENT INCOME (LOSS)	(5,383,915)	(7,431,064)

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions	107,340,605	115,527,992
Change in net unrealized appreciation/depreciation on investments	426,332,540	713,541,791
Net realized /unrealized gains (losses) on investments	533,673,145	829,069,783
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$528,289,230	$821,638,719

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations

Period Ended June 30, 2026 (unaudited) (continued)

INVESTMENT INCOME	Global Opportunities Fund	China Opportunities Fund
Dividends[a]	$244,367	$472,331
Interest	46,072	47,341
Total investment income	290,439	519,672
EXPENSES
Investment advisory fees (see note 3)	140,279	293,340
Management fees (see note 3)	127,881	-
Distribution fees and shareholder services (see note 3)	51,024	63,371
Transfer agent fees and expenses	34,040	54,787
Custodian fees and expenses	13,506	40,289
Accounting services fees	16,645	17,503
Other	34,020	36,553
Total Expenses	417,395	505,843
NET INVESTMENT INCOME (LOSS)	(126,956)	13,829

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions	5,244,231	10,897,420
Net realized gains (losses) on foreign currency transactions	(1,446)	(10,128)
Net realized gains (losses) on investments, foreign capital gains tax, and foreign currency transactions	5,242,785	10,887,292
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	12,184,119	7,823,272
Net realized /unrealized gains (losses) on investments, foreign capital gains tax, and foreign currencies	17,426,904	18,710,564
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,299,948	$18,724,393

[a]	Dividends are net of foreign withholding tax of $0 and $22,713 for the Global Opportunities Fund and China Opportunities Fund respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations

Period Ended June 30, 2026 (unaudited) (continued)

INVESTMENT INCOME	International Opportunities Fund	Focused International Growth Fund
Dividends[a]	$3,864,659	$569,083
Interest	196,402	55,010
Total investment income	4,061,061	624,093
EXPENSES
Investment advisory fees (see note 3)	2,040,753	136,995
Distribution fees and shareholder services (see note 3)	150,276	-
Transfer agent fees and expenses	173,915	17,280
Custodian fees and expenses	63,390	17,432
Accounting services fees	61,914	14,164
Audit fees	11,535	10,896
Other	62,505	17,221
Total expenses before reimbursed expenses	2,564,288	213,988
Expense reimbursement (see note 3)	(169,179)	(51,961)
Total Expenses	2,395,109	162,027
NET INVESTMENT INCOME (LOSS)	1,665,952	462,066

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions	33,730,876	(740,157)
Net realized gains (losses) on foreign currency transactions	558	(1,492)
Net realized gains (losses) on investments and foreign currency transactions	33,731,434	(741,649)
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(3,482,244)	5,216,020
Net realized /unrealized gains (losses) on investments and foreign currencies	30,249,190	4,474,371
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,915,142	$4,936,437

[a]	Dividends are net of foreign withholding tax of $449,613 and $64,262 for the International Opportunities Fund and Focused International Growth Fund respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Micro-Cap Fund
	Period Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
FROM OPERATIONS
Net investment income (loss)	$(5,383,915)	$(6,924,648)
Net realized gains (losses) on investment transactions	107,340,605	33,770,933
Change in net unrealized appreciation/depreciation on investments	426,332,540	82,858,578
Net increase (decrease) in net assets resulting from operations	528,289,230	109,704,863
FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	-	(5,202,481)
Institutional Class	-	(6,758,985)
Net decrease in net assets from distributions	-	(11,961,466)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	152,963,387	131,147,626
Proceeds from reinvestment of distributions	-	4,906,002
Redemption of shares (see note 5)	(70,497,107)	(109,996,177)
Net increase (decrease) from investor class share transactions	82,466,280	26,057,451
Institutional Class
Proceeds from sale of shares	212,563,896	205,535,500
Proceeds from reinvestment of distributions	-	5,467,926
Redemption of shares (see note 5)	(78,820,198)	(122,465,760)
Net increase (decrease) from institutional class share transactions	133,743,698	88,537,666

Net increase (decrease) in net assets resulting from capital share transactions	216,209,978	114,595,117
Total increase (decrease) in net assets	744,499,208	212,338,514
NET ASSETS
Beginning of period	870,152,076	657,813,562
End of period	$1,614,651,284	$870,152,076

TRANSACTIONS IN SHARES
Investor Class
Shares sold	2,303,213	2,802,082
Shares issued in reinvestment of distributions	-	95,410
Less shares redeemed	(1,084,837)	(2,428,290)
Net increase (decrease) from investor class share transactions	1,218,376	469,202
Institutional Class
Shares sold	3,170,252	4,416,474
Shares issued in reinvestment of distributions	-	103,559
Less shares redeemed	(1,201,538)	(2,595,123)
Net increase (decrease) from institutional class share transactions	1,968,714	1,924,910
Net increase (decrease) from capital share transactions	3,187,090	2,394,112

See accompanying notes to the financial Statements

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Small-Cap Opportunities Fund
	Period Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
FROM OPERATIONS
Net investment income (loss)	$(7,431,064)	$(10,004,554)
Net realized gains (losses) on investment transactions	115,527,992	(19,835,620)
Change in net unrealized appreciation/depreciation on investments	713,541,791	224,086,294
Net increase (decrease) in net assets resulting from operations	821,638,719	194,246,120
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	122,745,272	154,997,518
Redemption of shares (see note 5)	(77,719,687)	(210,191,356)
Net increase (decrease) from investor class share transactions	45,025,585	(55,193,838)
Institutional Class
Proceeds from sale of shares	375,303,340	701,567,567
Redemption of shares (see note 5)	(224,566,604)	(426,000,696)
Net increase (decrease) from institutional class share transactions	150,736,736	275,566,871

Net increase (decrease) in net assets resulting from capital share transactions	195,762,321	220,373,033
Total increase (decrease) in net assets	1,017,401,040	414,619,153
NET ASSETS
Beginning of period	1,823,216,190	1,408,597,037
End of period	$2,840,617,230	$1,823,216,190

TRANSACTIONS IN SHARES
Investor Class
Shares sold	3,422,248	6,002,705
Less shares redeemed	(2,319,874)	(8,474,800)
Net increase (decrease) from investor class share transactions	1,102,374	(2,472,095)
Institutional Class
Shares sold	11,024,255	26,409,254
Less shares redeemed	(6,417,092)	(16,982,535)
Net increase (decrease) from institutional class share transactions	4,607,163	9,426,719
Net increase (decrease) from capital share transactions	5,709,537	6,954,624

See accompanying notes to the financial Statements

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Global Opportunities Fund
	Period Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
FROM OPERATIONS
Net investment income (loss)	$(126,956)	$(290,465)
Net realized gains (losses) on investment and foreign currency transactions	5,242,785	7,590,270
Change in net unrealized appreciation/depreciation on investment and foreign currencies	12,184,119	3,641,800
Net increase (decrease) in net assets resulting from operations	17,299,948	10,941,605
FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	-	(4,240,298)
Institutional Class	-	(2,281,571)
Net decrease in net assets from distributions	-	(6,521,869)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	926,213	470,683
Proceeds from reinvestment of distributions	-	3,729,781
Redemption of shares (see note 5)	(1,957,584)	(4,179,531)
Net increase (decrease) from investor class share transactions	(1,031,371)	20,933
Institutional Class
Proceeds from sale of shares	880,776	2,960,594
Proceeds from reinvestment of distributions	-	1,843,289
Redemption of shares (see note 5)	(231,450)	(9,051,432)
Net increase (decrease) from institutional class share transactions	649,326	(4,247,549)

Net increase (decrease) in net assets resulting from capital share transactions	(382,045)	(4,226,616)
Total increase (decrease) in net assets	16,917,903	193,120
NET ASSETS
Beginning of period	57,548,422	57,355,302
End of period	$74,466,325	$57,548,422

TRANSACTIONS IN SHARES
Investor Class
Shares sold	25,464	15,234
Shares issued in reinvestment of distributions	-	117,919
Less shares redeemed	(55,972)	(133,070)
Net increase (decrease) from investor class share transactions	(30,508)	83
Institutional Class
Shares sold	24,292	99,694
Shares issued in reinvestment of distributions	-	56,595
Less shares redeemed	(6,315)	(261,398)
Net increase (decrease) from institutional class share transactions	17,977	(105,109)
Net increase (decrease) from capital share transactions	(12,531)	(105,026)

See accompanying notes to the financial Statements

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	China Opportunities Fund
	Period Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
FROM OPERATIONS
Net investment income (loss)	$13,829	$120,610
Net realized gains (losses) on investment and foreign currency transactions	10,887,292	8,520,066
Change in net unrealized appreciation/depreciation on investment and foreign currencies	7,823,272	6,184,063
Net increase (decrease) in net assets resulting from operations	18,724,393	14,824,739
FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	-	(445,585)
Institutional Class	-	(84,384)
Net decrease in net assets from distributions	-	(529,969)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	3,163,770	8,723,773
Proceeds from reinvestment of distributions	-	414,849
Redemption of shares (see note 5)	(5,191,156)	(8,768,674)
Net increase (decrease) from investor class share transactions	(2,027,386)	369,948
Institutional Class
Proceeds from sale of shares	56,642	900,318
Proceeds from reinvestment of distributions	-	67,735
Redemption of shares (see note 5)	(368,834)	(1,002,202)
Net increase (decrease) from institutional class share transactions	(312,192)	(34,149)

Redemption fees (see note 5)	5,228	8,687

Net increase (decrease) in net assets resulting from capital share transactions	(2,334,350)	344,486
Total increase (decrease) in net assets	16,390,043	14,639,256
NET ASSETS
Beginning of period	51,478,090	36,838,834
End of period	$67,868,133	$51,478,090

TRANSACTIONS IN SHARES
Investor Class
Shares sold	282,498	1,013,471
Shares issued in reinvestment of distributions	-	42,945
Less shares redeemed	(468,247)	(1,042,081)
Net increase (decrease) from investor class share transactions	(185,749)	14,335
Institutional Class
Shares sold	5,161	109,426
Shares issued in reinvestment of distributions	-	6,891
Less shares redeemed	(33,310)	(118,352)
Net increase (decrease) from institutional class share transactions	(28,149)	(2,035)
Net increase (decrease) from capital share transactions	(213,898)	12,300

See accompanying notes to the financial Statements

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
	Period Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
FROM OPERATIONS
Net investment income (loss)	$1,665,952	$3,196,859
Net realized gains (losses) on investments and foreign currency transactions	33,731,434	58,814,914
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(3,482,244)	38,313,148
Net increase (decrease) in net assets resulting from operations	31,915,142	100,324,921
FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	-	(1,283,689)
Institutional Class	-	(3,060,106)
Net decrease in net assets from distributions	-	(4,343,795)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	3,330,668	21,200,749
Proceeds from reinvestment of distributions	-	1,197,603
Redemption of shares (see note 5)	(11,822,757)	(25,838,242)
Net increase (decrease) from investor class share transactions	(8,492,089)	(3,439,890)
Institutional Class
Proceeds from sale of shares	19,784,464	12,392,690
Proceeds from reinvestment of distributions	-	2,810,146
Redemption of shares (see note 5)	(32,505,529)	(50,774,932)
Net increase (decrease) from institutional class share transactions	(12,721,065)	(35,572,096)

Redemption fees (see note 5)	18,498	4,326

Net increase (decrease) in net assets resulting from capital share transactions	(21,194,656)	(39,007,660)
Total increase (decrease) in net assets	10,720,486	56,973,466
NET ASSETS
Beginning of period	398,501,028	341,527,562
End of period	$409,221,514	$398,501,028

TRANSACTIONS IN SHARES
Investor Class
Shares sold	133,385	1,051,519
Shares issued in reinvestment of distributions	-	49,879
Less shares redeemed	(465,955)	(1,201,851)
Net increase (decrease) from investor class share transactions	(332,570)	(100,453)
Institutional Class
Shares sold	1,596,711	1,199,011
Shares issued in reinvestment of distributions	-	243,303
Less shares redeemed	(2,735,885)	(5,058,612)
Net increase (decrease) from investor class share transactions	(1,139,174)	(3,616,298)
Net increase (decrease) from capital share transactions	(1,471,744)	(3,716,751)

See accompanying notes to the financial Statements

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Focused International Growth Fund
	Period Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
FROM OPERATIONS
Net investment income (loss)	$462,066	$173,886
Net realized gains (losses) on investments and foreign currency transactions	(741,649)	1,235,225
Change in net unrealized appreciation/depreciation on investments and foreign currencies	5,216,020	1,978,764
Net increase (decrease) in net assets resulting from operations	4,936,437	3,387,875
FROM DISTRIBUTIONS
Distributions to shareholders	-	(201,477)
Net decrease in net assets from distributions	-	(201,477)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	14,874,225	18,419,778
Proceeds from reinvestment of distributions	-	145,566
Redemption of shares (see note 5)	(609,247)	(1,699,448)
Redemption fees (see note 5)	3,401	140
Net increase (decrease) from capital share transactions	14,268,379	16,866,036
Total increase (decrease) in net assets	19,204,816	20,052,434
NET ASSETS
Beginning of period	27,737,546	7,685,112
End of period	$46,942,362	$27,737,546

TRANSACTIONS IN SHARES
Shares sold	1,122,136	1,454,267
Shares issued in reinvestment of distributions	-	11,137
Less shares redeemed	(44,357)	(132,846)
Net increase (decrease) from capital share transactions	1,077,779	1,332,558

See accompanying notes to the financial Statements

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2026 (unaudited)

1. Description of Organization

Description of business. The Oberweis Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of six Funds: the Oberweis Micro-Cap Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund and the Oberweis Focused International Growth Fund (collectively, ‘‘the Funds’’) are each a series of the Trust. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are each an investment company and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (‘‘NYSE’’) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund and the Oberweis Focused International Growth Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair value measurements. In accordance with Financial Accounting Standards Board (‘‘FASB’’) guidance, the Funds utilize the ‘‘Fair Value Measurements and Disclosures’’ to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

-Level 1— Quoted prices in active markets for identical securities.

-Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

-Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2026 (unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2026:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$1,541,260,143	$2,772,608,501

Total Level 1	1,541,260,143	2,772,608,501
Level 2	-	-
Level 3	-	-
Total Investments	$1,541,260,143	$2,772,608,501

	Global Opportunities Fund	China Opportunities Fund	International Opportunities Fund
Level 1 - Equities
Total Asia	$6,847,609	$59,387,494	$125,116,212
Total Australia	1,846,779	-	25,621,341
Total Europe	19,113,542	-	189,198,958
Total North America	44,620,356	-	47,867,852

Total Short-Term Investments	-	8,561,443	19,334,963
Total Level 1	72,428,286	67,948,937	407,139,326
Level 2	-	-	-
Level 3	-	-	-
Total Investments	$72,428,286	$67,948,937	$407,139,326

Focused International Growth Fund
Level 1 - Equities
Total Asia	$14,033,884
Total Australia	1,582,135
Total Europe	28,068,132

Total Short-Term Investments	3,484,552
Total Level 1	47,168,703
Level 2	-
Level 3	-
Total Investments	$47,168,703

The Funds’ assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.

Foreign currency transactions. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2026 (unaudited) (continued)

Risks associated with foreign securities and currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Fund Foreign Taxation. The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Fund expense allocations. The Funds account separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.

Federal income taxes and dividends to shareholders. It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (‘‘the Code’’), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2026. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (‘‘GAAP’’). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

Dividends and Distributions to Shareholders. The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

As of June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended June 30, 2026, the Funds did not incur any interest or penalties.

For the year ended December 31, 2025, permanent book and tax differences resulting primarily from differing treatments for net operating losses, foreign currency transactions and utilizing earnings and profits on redemption of shares as part of the dividends paid deduction were identified and reclassified among the components of the Funds’ net assets.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2026 (unaudited) (continued)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, permanent differences between book and tax accounting have been reclassified to Capital and Accumulated Earnings (losses) as follows:

	Increases/(Decreases)
		Accumulated
	Capital	Earnings (Losses)
Micro-Cap Fund	$(6,208,605)	$6,208,605
Small-Cap Opportunities Fund	(10,126,486)	10,126,486
Global Opportunities Fund	635,426	(635,426)
China Opportunities Fund	(37,902)	37,902
International Opportunities Fund	-	-
Focused International Growth Fund	(24,305)*	24,305	*

*	During the year ended December 31, 2025, the Fund declared cash distributions to shareholders. A portion of these distributions represented a return of capital and was not derived from net investment income or realized capital gains.

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

	Distributions		Distributions
	Paid from	Return of	Paid from	Total
	Ordinary	Capital	Net Long-Term	Distributions
	Income	Distributions	Capital Gains	Paid
Micro-Cap Fund	$-	$-	$11,961,466	$11,961,466
Small-Cap Opportunities Fund	-	-	-	-
Global Opportunities Fund	-	-	6,521,869	6,521,869
China Opportunities Fund	529,969	-	-	529,969
International Opportunities Fund	4,343,795	-	-	4,343,795
Focused International Growth Fund	177,172	24,305	-	201,477

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

	Distributions	Distributions
	Paid from	Paid from	Total
	Ordinary	Net Long-Term	Distributions
	Income	Capital Gains	Paid
Micro-Cap Fund	$-	$16,067,131	$16,067,131
Small-Cap Opportunities Fund	-	10,914,395	10,914,395
Global Opportunities Fund	-	-	-
China Opportunities Fund	798,634	-	798,634
International Opportunities Fund	9,006,937	-	9,006,937
Focused International Growth Fund	105,004	-	105,004

As of December 31, 2025, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Micro-Cap Fund	$-	$-	$-
Small-Cap Opportunities Fund	48,216,384	-	48,216,384
Global Opportunities Fund	-	-	-
China Opportunities Fund	19,910,837	-	19,910,837
International Opportunities Fund	144,544,733	-	144,544,733
Focused International Growth Fund	41,716	-	41,716

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2026 (unaudited) (continued)

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended December 31, 2025, the funds utilized the following amounts of capital loss carryover.

	Short-Term	Long-Term
Micro-Cap Fund	$-	$-
Small-Cap Opportunities Fund	-	-
Global Opportunities Fund	401,637	-
China Opportunities Fund	8,397,060	-
International Opportunities Fund	56,206,778	-
Focused International Growth Fund	1,217,487	-

As of December 31, 2025 the cost of investments for federal income tax purposes are as follows:

	Cost of
	Investments	Gross	Gross
	for Federal	Unrealized	Unrealized	Unrealized
	Tax Purposes	Appreciation	(Depreciation)	Appreciation
Micro-Cap Fund	$612,737,224	$285,980,340	$(31,920,608)	$254,059,732
Small-Cap Opportunities Fund	1,353,194,510	470,894,363	(60,759,407)	410,134,956
Global Opportunities Fund	39,780,744	14,015,363	(1,747,335)	12,268,028
China Opportunities Fund	41,244,623	11,211,523	(902,633)	10,308,890
International Opportunities Fund	316,578,687	85,493,245	(5,237,865)	80,255,380
Focused International Growth Fund	25,078,420	2,851,743	(197,076)	2,654,667

As of December 31, 2025 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized Appreciation on investments	Unrealized Appreciation / (Depreciation) foreign currency translations and India sales tax	Total Accumulated Earnings (Losses)
Micro-Cap Fund	$-	$13,437,774	$-	$254,059,732	$-	$267,497,506
Small-Cap Opportunities Fund	-	-	(48,216,384)	410,134,956	-	361,918,572
Global Opportunities Fund	-	-	-	12,268,028	(21,914)	12,246,114
China Opportunities Fund	283,234	-	(19,910,837)	10,308,890	(24)	(9,318,737)
International Opportunities Fund	877,813	-	(144,544,733)	80,255,380	87,987	(63,323,553)
Focused International Growth Fund	-	-	(41,716)	2,654,667	2,587	2,615,538

Accumulated capital and other losses consists of timing differences related to "passive foreign investment companies (PFIC")s and wash sales.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2026 (unaudited) (continued)

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2026, open Federal tax years include the tax years ended 2022 through 2026. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications. Under the Trust’s organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (‘‘OAM’’) as the Funds’ investment advisor and manager. Oberweis Securities, Inc. (‘‘OSI’’), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement. Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Small-Cap Opportunities Funds and Global Opportunities Fund and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. The Global Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. For investment advisory and management services, the China Opportunities Fund and the International Opportunities Fund and the Focused International Growth Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00%, 1.00% and .65% of average daily net assets, respectively. The Focused International Growth Fund advisory rate was .81% for the period from January 2026 till February 19, 2026, and it was changed to .65% starting February 20, 2026. For the period ended June 30, 2026, the Micro-Cap Fund, Small-Cap Opportunities Fund and Global Opportunities Fund incurred investment advisory fees totaling $3,466,717, $4,415,562 and $140,279, respectively. For the period ended June 30, 2026, the China Opportunities Fund, the International Opportunities Fund and the Focused International Growth Fund incurred investment advisory fees totaling $293,340, $2,040,753 and $136,995, respectively.

Management agreement. For management services and facilities furnished, the Micro-Cap Fund, Small-Cap Opportunities Fund and Global Opportunities Fund, each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2026, the Micro-Cap Fund, Small-Cap Opportunities Fund, and Global Opportunities Fund incurred management fees totaling $2,311,145, $4,415,562, and $127,881, respectively.

Expense reimbursement. OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and Global Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one period the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.80% of the first $50 million; plus 1.60% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse Small-Cap Opportunities Fund, China Opportunities Fund, and International Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.25%, 1.80%, and 1.35% expressed as a percentage of the Fund’s average daily net assets, respectively.

The China Opportunities Fund expense limit was 2.24% for the period from January 2025 till September 29, 2025 and it was changed to 1.80% starting September 30, 2025.

OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and the Global Opportunities Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse the Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Focused International Growth Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.00%, 1.55%, 1.10% and 0.81% expressed as a percentage of the Funds’ average daily net assets, respectively.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2026 (unaudited) (continued)

The China Opportunities Fund expense limit was 1.99% for the period from January 2025 till September 29, 2025 and it was changed to 1.55% starting September 30, 2025. The Focused International Growth Fund expense limit was .95% for the period January 2025 till December 30, 2025, and it was changed to .81% starting December 31, 2025.

For the period ended June 30, 2026 OAM reimbursed the International Opportunities Fund and the Focused International Growth Fund in the amount of $169,179, and $51,961, respectively.

During the term of the contract, the adviser may recoup the amount of any expenses reimbursed from the International Opportunities Fund, the China Opportunities Fund, and the Focused International Growth Fund under the term of the contract within three years from the date on which reimbursement occurred if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the recoupment or at the time of reimbursement, whichever is lower.

For the period ended June 30, 2026, the amounts of fee reductions and expense reimbursements subject to recovery by the Adviser from the International Opportunities Fund, the China Opportunities Fund, and the Focused International Growth Fund are $824,161, $0, and $253,168, respectively. The portions of these amounts that the Adviser may recover expire no later than the following dates:

	December 31,
Oberweis Funds	2027	2028	2029
International Opportunities Fund	$338,745	$316,237	$169,179
Focused International Growth Fund	99,200	102,007	51,961

Officers and trustees. Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2026, the Trust made no direct payments to its officers and paid $105,500 to its unaffiliated trustees.

Distribution and shareholder service agreement. The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets of Investor Class Shares as compensation for services. For the period ended June 30, 2026, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, and International Opportunities Fund incurred distribution fees totaling $609,875, $573,387, $51,024, $63,371, and $150,276, respectively.

Affiliated Commissions. For the period ended June 30, 2026, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Focused International Growth Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI. The Board of Trustees has removed the procedures and The Funds no longer has the option to use related parties for trading.

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2026, other than money market investments, aggregated $486,472,919 and $348,465,015, respectively, for the Micro-Cap Fund, $685,291,860 and $495,469,789, respectively, for the Small-Cap Opportunities Fund, $37,005,356 and $34,055,599, respectively, for the Global Opportunities Fund, $48,533,275 and $58,635,253, respectively, for the China Opportunities Fund, $179,347,638,and $207,170,346, respectively, for the International Opportunities Fund, $26,466,585 and $12,590,631, respectively for the Focused International Growth Fund. The China Opportunities Fund, International Opportunities Fund, and Focused International Growth Fund did hold a money market fund that held government securities during the year ended June 30, 2026.

Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during years when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds did not write covered call options during the period ended June 30, 2026.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2026 (unaudited) (continued)

5. Redemption fee

The Funds are designed for long-term investors. To discourage market timers and short-term and excessive trading, redemptions of the shares of China Opportunities Fund, International Opportunities Fund and Focused International Growth Fund within 90 days of purchase will be subject to a 2.00% redemption fee. The redemption fee is deducted from the redemption proceeds and is retained by the Fund. The redemption fee also applies to exchanges within 90 days of purchase.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions, and were recorded as a reduction of the redemption of shares in the Statements of Changes in Net Assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2026, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Focused International Growth Fund did not receive any earnings credits. During the period ended June 30, 2026, the Micro-Cap Fund, Small Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Focused International Growth Fund incurred interest charges of $14, $80,922, $0, $41, $5,581 and $5 respectively, which is included in custodian fees and expenses in the Statements of Operations.

7. Segment Information

The FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to Oberweis Asset Management, Inc., the Funds’ investment advisor, which is the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. Each Fund has determined that it will operate as an operating segment, as the CODM reviews each Fund’s financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources and evaluating financial performance.

8. Recent Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The adoption of this standard affected only the financial statements disclosures and had no impact on the Funds’ financial position or operating results. A breakdown of income taxes paid by jurisdiction is provided when significant income taxes are paid. As of June 30, 2026, Management determined that the income taxes paid by the Funds were not material.

9. Subsequent events

Management has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require recognition or disclosure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class						Micro-Cap Fund

	Six Months Ended June 30, 2026		Years Ended December 31,
	(unaudited)		2025	2024	2023	2022	2021
Net asset value at beginning of period	$51.00		$45.08	$37.61	$31.64	$35.88	$29.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.34)		(.50)	(.38)	(.29)	(.32)	(.43)
Net realized and unrealized gains (losses) on investments	28.82		7.14	8.99	6.23	(3.52)	15.93
Total from investment operations	28.48		6.64	8.61	5.94	(3.84)	15.50
Redemption fees [a]	-		-	-	.03	.03	.02
Less distributions:
Distribution from net realized gains on investments	-		(.72)	(1.14)	-	(.43)	(8.74)
Net asset value at end of period	$79.48		$51.00	$45.08	$37.61	$31.64	$35.88
Total return (%)	55.84	[d]	14.71	22.87	18.87	(10.60)	53.38
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$677,943		$372,907	$308,437	$236,230	$96,281	$87,603
Ratio of gross expenses to average net assets (%)	1.44	[c]	1.46	1.47	1.53	1.53	1.48
Ratio of net expenses to average net assets (%)[b]	1.44	[c]	1.46	1.47	1.53	1.52	1.48
Ratio of net investment loss to average net assets (%)	(1.07)[c]		(1.07)	(.90)	(.82)	(1.02)	(1.08)
Portfolio turnover rate (%)	31	[d]	41	51	58	61	81

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

[c]	Annualized.

[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class						Micro-Cap Fund

	Six Months Ended June 30, 2026		Years Ended December 31,
	(unaudited)		2025	2024	2023	2022	2021
Net asset value at beginning of period	$52.37		$46.15	$38.39	$32.21	$36.43	$29.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.27)		(.39)	(.28)	(.21)	(.24)	(.33)
Net realized and unrealized gains (losses) on investments	29.61		7.33	9.18	6.36	(3.58)	16.12
Total from investment operations	29.34		6.94	8.90	6.15	(3.82)	15.79
Redemption fees [a]	-		-	-	.03	.03	.02
Less distributions:
Distribution from net realized gains on investments	-		(.72)	(1.14)	-	(.43)	(8.74)
Net asset value at end of period	$81.71		$52.37	$46.15	$38.39	$32.21	$36.43
Total return (%)	56.02	[d]	15.02	23.16	19.19	(10.39)	53.90
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$936,708		$497,245	$349,376	$219,437	$72,507	$50,015
Ratio of gross expenses to average net assets (%)	1.19	[c]	1.21	1.22	1.28	1.28	1.23
Ratio of net expenses to average net assets (%)[b]	1.19	[c]	1.21	1.22	1.28	1.27	1.23
Ratio of net investment loss to average net assets (%)	(.82)[c]		(.82)	(.66)	(.59)	(.76)	(.85)
Portfolio turnover rate (%)	31	[d]	41	51	58	61	81

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class					Small-Cap Opportunities Fund

	Six Months Ended June 30, 2026		Years Ended December 31,
	(unaudited)		2025	2024	2023	2022	2021
Net asset value at beginning of period	$29.13		$25.49	$22.12	$19.10	$21.54	$18.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.15)		(.22)	(.14)	(.08)	(.16)	(.28)
Net realized and unrealized gains (losses) on investments	12.49		3.86	3.71	3.09	(2.26)	8.23
Total from investment operations	12.34		3.64	3.57	3.01	(2.42)	7.95
Redemption fees [a]	-		-	-	.01	.01	.01
Less distributions:
Distribution from net realized gains on investments	-		-	(.20)	-	(.03)	(4.71)
Net asset value at end of period	$41.47		$29.13	$25.49	$22.12	$19.10	$21.54
Total return (%)	42.36	[d]	14.28	16.14	15.81	(11.17)	43.57
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$604,171		$392,251	$406,170	$286,616	$94,110	$16,322
Ratio of gross expenses to average net assets (%)	1.24	[c]	1.26	1.26	1.32	1.45	1.59
Ratio of net expenses to average net assets (%)[b]	1.24	[c]	1.25	1.25	1.25	1.25	1.55
Ratio of net investment loss to average net assets (%)	(.87)[c]		(.83)	(.55)	(.38)	(.82)	(1.22)
Portfolio turnover rate (%)	23	[d]	58	61	71	45	106

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class					Small-Cap Opportunities Fund

	Six Months Ended June 30, 2026		Years Ended December 31,
	(unaudited)		2025	2024	2023	2022	2021
Net asset value at beginning of period	$29.95		$26.13	$22.62	$19.49	$21.92	$18.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.11)		(.16)	(.08)	(.03)	(.11)	(.23)
Net realized and unrealized gains (losses) on investments	12.85		3.98	3.79	3.15	(2.30)	8.34
Total from investment operations	12.74		3.82	3.71	3.12	(2.41)	8.11
Redemption fees [a]	-		-	-	.01	.01	.01
Less distributions:
Distribution from net realized gains on investments	-		-	(.20)	-	(.03)	(4.71)
Net asset value at end of period	$42.69		$29.95	$26.13	$22.62	$19.49	$21.92
Total return (%)	42.54	[d]	14.62	16.40	16.06	(10.93)	43.92
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$2,236,446		$1,430,965	$1,002,427	$230,715	$62,776	$12,727
Ratio of gross expenses to average net assets (%)	.99	[c]	1.01	1.01	1.07	1.20	1.34
Ratio of net expenses to average net assets (%)[b]	.99	[c]	1.00	1.00	1.00	1.00	1.30
Ratio of net investment loss to average net assets (%)	(.62)[c]		(.59)	(.30)	(.15)	(.59)	(.97)
Portfolio turnover rate (%)	23	[d]	58	61	71	45	106

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class					Global Opportunities Fund

	Six Months Ended June 30, 2026		Years Ended December 31,
	(unaudited)		2025	2024	2023	2022	2021
Net asset value at beginning of period	$31.44		$29.65	$26.78	$25.17	$35.29	$36.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.09)		(.19)	(.20)	(.18)	(.19)	(.37)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	9.58		5.96	3.07	1.79	(9.27)	7.99
Total from investment operations	9.49		5.77	2.87	1.61	(9.46)	7.62
Redemption fees [a]	-		-	-	-	-	.01
Less distributions:
Distribution from net realized gains on investments	-		(3.98)	-	-	(.66)	(8.85)
Net asset value at end of period	$40.93		$31.44	$29.65	$26.78	$25.17	$35.29
Total return (%)	30.18	[d]	19.38	10.72	6.40	(26.80)	20.92
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$47,159		$37,182	$35,066	$34,431	$34,968	$53,342
Ratio of gross expenses to average net assets (%)	1.40	[c]	1.44	1.48	1.51	1.52	1.38
Ratio of net expenses to average net assets (%)[b]	1.40	[c]	1.44	1.48	1.50	1.51	1.38
Ratio of net investment loss to average net assets (%)	(.49)[c]		(.59)	(.70)	(.67)	(.73)	(.86)
Portfolio turnover rate (%)	56	[d]	85	103	95	73	111

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class					Global Opportunities Fund

	Six Months Ended June 30, 2026		Years Ended December 31,
	(unaudited)		2025	2024	2023	2022	2021
Net asset value at beginning of period	$32.38		$30.36	$27.35	$25.64	$35.84	$36.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.04)		(.11)	(.13)	(.12)	(.12)	(.26)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	9.86		6.11	3.14	1.83	(9.42)	8.07
Total from investment operations	9.82		6.00	3.01	1.71	(9.54)	7.81
Redemption fees [a]	-		-	-	-	-	.01
Less distributions:
Distribution from net realized gains on investments	-		(3.98)	-	-	(.66)	(8.85)
Net asset value at end of period	$42.20		$32.38	$30.36	$27.35	$25.64	$35.84
Total return (%)	30.33	[d]	19.68	11.01	6.67	(26.61)	21.23
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$27,307		$20,366	$22,289	$18,754	$16,837	$23,518
Ratio of gross expenses to average net assets (%)	1.15	[c]	1.19	1.23	1.25	1.28	1.14
Ratio of net expenses to average net assets (%)[b]	1.15	[c]	1.19	1.23	1.25	1.27	1.13
Ratio of net investment loss to average net assets (%)	(.23)[c]		(.35)	(.43)	(.44)	(.44)	(.61)
Portfolio turnover rate (%)	56	[d]	85	103	95	73	111

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class					China Opportunities Fund

	Six Months Ended June 30, 2026		Years Ended December 31,
	(unaudited)		2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.61		$6.89	$6.56	$7.14	$11.51	$17.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	-		.02	.01	(.03)	(.08)	(.11)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	3.59		2.80	.47	(.53)	(4.20)	(.88)
Total from investment operations	3.59		2.82	.48	(.56)	(4.28)	(.99)
Redemption fees [a]	-		-	-	.01	-	-
Less dividends and distributions:
Distribution from net realized gains on investments	-		-	-	-	(.09)	(4.79)
Dividends from net investment income	-		(.10)	(.15)	(.03)	-	-
Total dividends and distributions	-		(.10)	(.15)	(.03)	(.09)	(4.79)
Net asset value at end of period	$13.20		$9.61	$6.89	$6.56	$7.14	$11.51
Total return (%)	37.36	[d]	40.88	7.29	(7.70)	(37.23)	(5.41)
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$58,600		$44,461	$31,794	$36,390	$45,803	$81,018
Ratio of gross expenses to average net assets (%)	1.76	[c]	1.83	2.16	2.16	2.05	1.87
Ratio of net expenses to average net assets (%)[b]	1.76	[c]	1.83	2.16	2.15	2.03	1.87
Ratio of net investment gains (losses) to average net assets (%)	.01	[c]	.25	.16	(.39)	(.97)	(.63)
Portfolio turnover rate (%)	86	[d]	127	155	189	254	241

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class					China Opportunities Fund

	Six Months Ended June 30, 2026		Years Ended December 31,
	(unaudited)		2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.78		$7.01	$6.67	$7.27	$11.67	$17.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.02		.03	.06	(.01)	(.05)	(.07)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	3.65		2.86	.45	(.55)	(4.26)	(.89)
Total from investment operations	3.67		2.89	.51	(.56)	(4.31)	(.96)
Redemption fees [a]	-		-	-	.01	-	-
Less dividends and distributions:
Distribution from net realized gains on investments	-		-	-	-	(.09)	(4.79)
Dividends from net investment income	-		(.12)	(.17)	(.05)	-	-
Total dividends and distributions	-		(.12)	(.17)	(.05)	(.09)	(4.79)
Net asset value at end of period	$13.45		$9.78	$7.01	$6.67	$7.27	$11.67
Total return (%)	37.53	[d]	41.20	7.61	(7.58)	(36.97)	(5.23)
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$9,268		$7,017	$5,045	$8,883	$10,513	$15,247
Ratio of gross expenses to average net assets (%)	1.51	[c]	1.58	1.92	1.90	1.80	1.62
Ratio of net expenses to average net assets (%)[b]	1.51	[c]	1.58	1.92	1.90	1.78	1.62
Ratio of net investment gains (losses) to average net assets (%)	.27	[c]	.34	.87	(.10)	(.62)	(.38)
Portfolio turnover rate (%)	86	[d]	127	155	189	254	241

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class					International Opportunities Fund

	Six Months Ended June 30, 2026		Years Ended December 31,
	(unaudited)		2025	2024	2023	2022	2021
Net asset value at beginning of period	$23.92		$18.50	$17.42	$16.68	$26.50	$31.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.08		.15	.24	.11	.11	(.26)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	1.91		5.53	1.07	.70	(9.93)	.72
Total from investment operations	1.99		5.68	1.31	.81	(9.82)	.46
Redemption fees [a]	-		-	.01	-	-	-
Less dividends and distributions:
Distribution from net realized gains on investments	-		-	-	-	-	(5.48)
Dividends from net investment income	-		(.26)	(.24)	(.07)	-	-
Total dividends and distributions	-		(.26)	(.24)	(.07)	-	(5.48)
Net asset value at end of period	$25.91		$23.92	$18.50	$17.42	$16.68	$26.50
Total return (%)	8.32	[d]	30.71	7.54	4.89	(37.06)	1.52
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$119,430		$118,206	$93,256	$114,698	$144,970	$310,356
Ratio of gross expenses to average net assets (%)	1.43	[c]	1.43	1.45	1.92	1.87	1.77
Ratio of net expenses to average net assets (%)[b]	1.35	[c]	1.35	1.35	1.59	1.60	1.60
Ratio of net investment income (loss) to average net assets (%)	.65	[c]	.68	1.27	.66	.60	(.79)
Portfolio turnover rate (%)	45	[d]	125	99	103	74	93

Notes:

[a]	The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class			International Opportunities Fund

	Six Months Ended June 30, 2026		Years Ended December 31,		Period Ended December 31,
	(unaudited)		2025	2024	2023[e]
Net asset value at beginning of period	$11.50		$8.87	$8.50	$8.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) [a]	.05		.10	.13	-
Net realized and unrealized gains on investments and translation of assets and liabilities denominated in foreign currency	.93		2.66	.52	.07
Total from investment operations	.98		2.76	.65	.07
Redemption fees [a]	-		-	.01	-
Less dividends and distributions:
Dividends from net realized gains on investments and foreign currency transactions	-		-	-	-
Dividends from net investment income	-		(.13)	(.29)	-
Total dividends and distributions	-		(.13)	(.29)	-
Net asset value at end of period	$12.48		$11.50	$8.87	$8.50
Total return (%)	8.52	[d]	31.07	7.70	.83	[d]
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$289,792		$280,295	$248,272	$278,822
Ratio of gross expenses to average net assets (%)	1.18	[c]	1.18	1.20	1.10	[c]
Ratio of net expenses to average net assets (%)[b]	1.10	[c]	1.10	1.10	1.09	[c]
Ratio of net investment income to average net assets (%)	.89	[c]	.91	1.46	.28	[c]
Portfolio turnover rate (%)	45	[d]	125	99	103

Notes:

[a]	The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized
[e]	For the period from December 23, 2023 (commencement of operations) through December 31, 2023.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class				Focused International Growth Fund

	Six Months Ended June 30, 2026		Years Ended December 31,			Period Ended December 31,
	(unaudited)		2025	2024	2023	2022[e]
Net asset value at beginning of period	$13.04		$9.67	$8.77	$7.63	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income [a]	.16		.17	.15	.12	.07
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	1.45		3.30	.89	1.15	(2.34)
Total from investment operations	1.61		3.47	1.04	1.27	(2.27)
Redemption fees [a]	-		-	-	-	-
Less dividends and distributions:
Dividends from net investment income	-		(.10)	(.14)	(.13)	(.10)
Total dividends and distributions	-		(.10)	(.14)	(.13)	(.10)
Net asset value at end of period	$14.65		$13.04	$9.67	$8.77	$7.63
Total return (%)	12.35	[d]	35.83	11.79	16.60	(22.75)[e]
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$46,942		$27,738	$7,685	$6,032	$5,077
Ratio of gross expenses to average net assets (%)	1.07	[c]	1.78	2.37	2.51	1.97 [c]
Ratio of net expenses to average net assets (%)[b]	.81	[c]	.95	.95	.95	.95 [c]
Ratio of net investment income to average net assets (%)	2.31	[c]	1.42	1.49	1.47	1.18 [c]
Portfolio turnover rate (%)	34	[d]	101	66	88	54 [d]

Notes:

[a]	The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements.
[c]	Annualized.
[d]	Not Annualized
e	For the period from April 1, 2022 (commencement of operations) through December 31, 2022.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

No changes or disagreements to disclose during the period covered by the report.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

No matters were submitted during the period covered by the report to a vote of shareholders.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Remuneration disclosed in the Notes to Financial Statements section in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the first and second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

No accounting restatement that required recovery of erroneously awarded compensation.

ITEM 19. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.

(a) (2)	Not required for the Semi-Annual Report.

(a) (3)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: are attached hereto.

(a) (4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(a) (5)	No Change in the registrant’s independent public accountant.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis President/Principal Executive Officer, The Oberweis Funds

Date 09/04/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis President/Principal Executive Officer, The Oberweis Funds

Date 09/04/2026

By (Signature and Title*)	/s/ Eric V. Hannemann
Eric V. Hannemann Treasurer/Principal Financial Officer, The Oberweis Funds

Date 09/04/2026

/*/	Print the name and title of each signing officer under his or her signature.